SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
SHARE CAPITAL
Schedule of share capital

The share capital as of each balance sheet date is as follows (EUR in millions):

	December 31, 2016			December 31, 2017
	Shares	EUR	RUB	Shares	EUR	RUB
Authorized:	2,093,995,776			2,093,995,776
Priority share	1			1
Preference shares	1,000,000,001			1,000,000,001
Class A ordinary shares	1,000,000,000			1,000,000,000
Class B ordinary shares	46,997,887			46,997,887
Class C ordinary shares	46,997,887			46,997,887
Issued and fully paid:	330,616,989	€7.4	288	334,223,202	€7.3	299
Priority share	1	—	—	1	—	—
Preference shares	—	—	—	—	—	—
Class A ordinary shares	285,019,019	2.8	124	289,364,467	2.9	127
Class B ordinary shares	45,037,734	4.5	161	40,692,286	4.1	146
Class C ordinary shares	560,235	0.1	3	4,166,448	0.3	26